[SENTINEL FUNDS LOGO] Sentinel Funds
Integrity Since 1934
One National Life Drive
Montpelier, VT 05604

June 28, 2007

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:      Sentinel Group Funds, Inc. ("Registrant")
         File Nos. 2-10685 and 811-00214

To Whom It May Concern:

On behalf of the Registrant, this Post-Effective Amendment is being made to register Class I shares for several existing series of the Registrant: Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Growth Leaders Fund, Sentinel International Equity Fund and Sentinel Mid Cap Growth Fund. We note that we have previously registered Class I shares in other series of the Registrant in Post-Effective Amendment No. 111 filed on December 15, 2006 (Accession No. 0000909012-06-001328).

Please direct any communications relating to this filing to me at (802)
229-7410.

                                                      Very truly yours,

                                                      /s/ Kerry A. Jung
                                                      Kerry A. Jung
                                                      Secretary

Enclosures